Stockholders' Equity - Components of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jul. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI, net of tax beginning balance	$ (509,059)
Net Change	(440,083)	$ (176,616)	$ (197,555)
AOCI, net of tax ending balance	(949,142)	(509,059)
AOCI, net of tax	(509,059)	(509,059)
Foreign currency translation adjustment (CTA) loss
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI, net of tax beginning balance	(523,709)	(336,946)	(132,881)
Net Change	(507,420)	(186,763)	(204,065)
AOCI, net of tax ending balance	(1,031,129)	(523,709)	(336,946)
AOCI, net of tax	(523,709)	(336,946)	(132,881)
Unrealized gain (loss) on cash flow hedges(1)
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI, net of tax beginning balance	11,153	6,603	(2,187)
Net Change	19,551	4,550	8,790
AOCI, net of tax ending balance	30,704	11,153	6,603
AOCI, net of tax	11,153	6,603	(2,187)
Net investment hedge CTA gain(1)
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI, net of tax beginning balance	4,484	0	0
Net Change	45,505	4,484	0
AOCI, net of tax ending balance	49,989	4,484	0
AOCI, net of tax	4,484	0	0
Unrealized gain (loss) on available for sale securities(2)
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI, net of tax beginning balance	(139)	(99)	180
Net Change	2,249	(40)	(279)
AOCI, net of tax ending balance	2,110	(139)	(99)
AOCI, net of tax	(139)	(99)	180
Net actuarial gain (loss) on defined benefit plans(3)
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI, net of tax beginning balance	(848)	(2,001)	0
Net Change	32	1,153	(2,001)
AOCI, net of tax ending balance	(816)	(848)	(2,001)
AOCI, net of tax	(848)	(2,001)	0
OCI attributable to redeemable non-controlling interests (4)
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI, net of tax beginning balance	0	0	21,121
Net Change	0	0	(21,121)
AOCI, net of tax ending balance	0	0	0
AOCI, net of tax	0	0	21,121	$ 2	$ 19
Comprehensive income [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
AOCI, net of tax beginning balance	(509,059)	(332,443)	(113,767)
Net Change	(440,083)	(176,616)	(218,676)
AOCI, net of tax ending balance	(949,142)	(509,059)	(332,443)
AOCI, net of tax	$ (509,059)	$ (332,443)	$ (113,767)